Leases - Balance sheet information (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019
Lessee, Lease, Description [Line Items]
Finance lease assets, net, included in property plant and equipment	$ 1,727	$ 1,919	$ 2,101
Current portion of long-term debt	833	872	749
Long-term debt, less current portion	1,005	1,172	1,526
Present value of lease liabilities	$ 1,838	$ 2,044	$ 2,275